Segmented Information (Tables)	12 Months Ended
Jun. 30, 2024
Segmented Information [Abstract]
Schedule of Segment Information for Assets and Liabilities	Segment information for assets and liabilities are as follows:
	June 30, 2024
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash and cash equivalents	$21,703,189	$97,281	$73,013	$76,728	$21,950,211
Short-term investments	258,702	-	-	-	258,702
Equity investments	56,539	-	-	-	56,539
Property, plant and equipment	191,423	374,662	30,328	648,117	1,244,530
Mineral property interests	-	88,977,334	19,854,042	4,934,555	113,765,931
Other assets	346,294	30,451	13,009	410	390,164
Total Assets	$22,556,147	$89,479,728	$19,970,392	$5,659,810	$137,666,077

Total Liabilities	$(955,500)	$(171,108)	$(81,574)	$(5,956)	$(1,214,138)
	June 30, 2023
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash and cash equivalents	$6,232,985	$58,497	$260	$4,570	$6,296,312
Short-term investments	198,375	-	-	-	198,375
Equity investments	283,081	-	-	-	283,081
Property, plant and equipment	104,450	517,065	58,212	660,112	1,339,839
Mineral property interests	-	86,135,820	18,137,910	4,862,942	109,136,672
Other assets	908,823	110,562	19,854	14,023	1,053,262
Total Assets	$7,727,714	$86,821,944	$18,216,236	$5,541,647	$118,307,541

Total Liabilities	$(1,307,795)	$(228,966)	$(795,379)	$(4,515)	$(2,336,655)

Schedule of Segment Information for Operating Results	Segment information for operating results are as follows:
	Years ended June 30, 2024
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(200,104)	$-	$-	$-	$(200,104)
Salaries and benefits	(2,036,651)	-	-	-	(2,036,651)
Share-based compensation	(2,255,847)	-	-	-	(2,255,847)
Other operating expenses	(2,196,622)	(203,611)	(33,581)	(15,849)	(2,449,663)
Total operating expense	(6,689,224)	(203,611)	(33,581)	(15,849)	(6,942,265)

Income from investments	1,061,095	-	-	-	1,061,095
(Loss) gain on disposal of property, plant and equipment	(488)	51,906	-	-	51,418
Provision on credit loss	(274,865)	-	-	-	(274,865)
Foreign exchange gain	65,470	1,550	10,317	2	77,339
Net loss	$(5,838,012)	$(150,155)	$(23,264)	$(15,847)	$(6,027,278)

Attributed to:
Equity holders of the Company	$(5,832,440)	$(150,155)	$(23,264)	$(15,847)	$(6,021,706)
Non-controlling interests	(5,572)	-	-	-	(5,572)
Net loss	$(5,838,012)	$(150,155)	$(23,264)	$(15,847)	$(6,027,278)
	Years ended June 30, 2023
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(460,901)	-	$-	$-	$(460,901)
Salaries and benefits	(1,684,063)	-	-	-	(1,684,063)
Share-based compensation	(3,162,449)	-	-	-	(3,162,449)
Other operating expenses	(2,560,859)	(294,361)	(71,971)	(21,471)	(2,948,662)
Total operating expense	(7,868,272)	(294,361)	(71,971)	(21,471)	(8,256,075)

Income from investments	178,046	-	-	-	178,046
Foreign exchange gain (loss)	(41,304)	4,296	13,620	1,285	(22,103)
Net loss	$(7,731,530)	$(290,065)	$(58,351)	$(20,186)	$(8,100,132)

Attributed to:
Equity holders of the Company	$(7,726,847)	$(290,065)	$(58,351)	$(20,186)	$(8,095,449)
Non-controlling interests	(4,683)	-	-	-	(4,683)
Net loss	$(7,731,530)	$(290,065)	$(58,351)	$(20,186)	$(8,100,132)